Trade and other receivables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Trade and other receivables
VAT receivable	€ 607		€ 496
Trade receivables	120		214
Other receivables	260		455
Interest receivable	2,656		556
VLAIO grant receivable	1,634		1,165
Total trade and other current receivables	5,277		€ 2,886
Government grant received from Flanders Innovation and Entrepreneurship Agency	1,178	€ 553
Flanders Innovation and Entrepreneurship Agency
Trade and other receivables
Government grant received from Flanders Innovation and Entrepreneurship Agency	€ 0